Supplement dated May 1, 2026,

(for Applications signed (or purchases under the RightTime option) on or after October 7, 2024) to the

Prospectuses dated May 1, 2026, for Protective Investors Benefit Advisory Variable Annuity contracts

Issued by

Protective Life Insurance Company

Protective Variable Annuity Separate Account

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated May 1, 2026, for the Protective Investors Benefit Advisory Variable Annuity. You may obtain a current Prospectus by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement. This Rate Sheet Prospectus Supplement also provides:

●	the current fee for each of the four optional death benefits as described in the "DEATH BENEFIT - Selecting a Death Benefit" section of the Prospectus;

●	the current SecurePay Fee as described in the "PROTECTED LIFETIME INCOME BENEFITS" section of the Prospectus; and

●	the current Maximum Withdrawal Percentage under the SecurePay living benefit rider as described in the "PROTECTED LIFETIME INCOME BENEFITS - Determining the Amount of Your SecurePay Withdrawals" section of the Prospectus.

This Supplement must be used in conjunction with an effective Protective Investors Benefit Advisory Variable Annuity Prospectus.

The Rate Sheet Prospectus Supplement and rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed (or purchases under the RightTime option) on or after October 7, 2024, and that we receive in Good Order, we will apply the rates in this supplement up until 10 calendar days after we issue a new Rate Sheet Prospectus Supplement.  We must also receive at least the minimum initial Purchase Payment ($5,000) within 10 calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement with new rates will become effective unless it is filed at least 10 business days before the effective date of the new Rate Sheet Prospectus Supplement. Any new Rate Sheet Prospectus Supplement will be sent to existing Contract Owners and can be obtained as outlined below.

Before submitting your application for a Protective Investors Benefit Advisory Variable Annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:

●	Contact your financial advisor

●	Contact us toll-free at 1-800-456-6330

●	Go to www.protective.com/productprospectus or

●	Go to www.sec.gov under File No. 333-237747.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	0.31%	0.31%
Investment Options (Fund fees and expenses) (2)	0.09%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (3)	1.60% (4)

(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2) As a percentage of Fund assets.

(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $431	Highest Annual Cost: $5,630
Assumes:	Assumes:
● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of Fund fees and expenses ● No optional benefits	● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of optional benefits and Fund fees and expenses

● No additional Purchase Payments, transfers or withdrawals ● No sales charges ● No Advisory Fees	● No additional Purchase Payments, transfers or withdrawals ● No sales charges ● No Advisory Fees

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

OPTIONAL DEATH BENEFIT FEES

The current fee for each of the four optional death benefits available under your Contract are as follows:

Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.40%
Maximum Daily Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.50%

SECUREPAY FEE

The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Pro rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.50%
Purchase of SecurePay Pro rider under RightTime (as an annualized percentage of the Benefit Base)	1.60%

MAXIMUM WITHDRAWAL PERCENTAGE

The Maximum Withdrawal Percentage under the SecurePay rider applicable to your Contract will not change for the life of your Contract.

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
60	5.00%	4.50%
61	5.00%	4.50%
62	5.00%	4.50%
63	5.00%	4.50%
64	5.00%	4.50%
65	5.50%	5.00%
66	5.60%	5.10%
67	5.70%	5.20%
68	5.80%	5.30%
69	5.90%	5.40%
70	6.00%	5.50%
71	6.05%	5.55%
72	6.10%	5.60%
73	6.15%	5.65%
74	6.20%	5.70%
75	6.25%	5.75%
76	6.30%	5.80%
77	6.35%	5.85%
78	6.40%	5.90%
79	6.45%	5.95%
80	6.50%	6.00%
81	6.50%	6.00%
82	6.50%	6.00%
83	6.50%	6.00%
84	6.50%	6.00%
85	6.50%	6.00%
86	6.50%	6.00%
87	6.50%	6.00%
88	6.50%	6.00%
89	6.50%	6.00%
90	6.50%	6.00%
91	6.50%	6.00%
92	6.50%	6.00%
93	6.50%	6.00%
94	6.50%	6.00%
95+	6.50%	6.00%

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact your financial advisor or us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.

Summary Prospectus for New Investors
May 1, 2026
Protective® Investors Benefit Advisory Variable Annuity	Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202‑0648 Telephone: 1‑800‑456‑6330 Fax: 205‑268‑6479 www.protective.com
This Summary Prospectus summarizes key features of the Protective Investors Benefit Advisory Variable Annuity Contract (the “Contract”). You should read this Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract.The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes, is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Contract is a complex investment and involves risks, including potential loss of principal. Withdrawals could result in taxes and tax penalties.
Before you invest, you should review the prospectus for the Protective Investors Benefit Advisory Variable Annuity Contract (the “Prospectus”), which contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com.
YOU MAY CANCEL YOUR CONTRACT WITHIN 10 DAYS OF RECEIVING IT
WITHOUT PAYING FEES OR PENALTIES.
In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. You should review the Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Protective Life Insurance Company’s obligations under the Contract are subject to its financial strength and claims-paying ability.
Protective Life Insurance Company is not a Financial Intermediary. We are not registered as an investment adviser with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your Contract nor are we acting in any capacity on behalf of any Qualified Plan. The information in this Summary Prospectus does not constitute personalized investment advice or financial planning advice.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT	14
ADDITIONAL INFORMATION ABOUT FEES	15
APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	19

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Administrative Office Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).
Advisory Fee Advisory Fees are fees paid to your Financial Intermediary for providing investment advice regarding your Contract and for managing your Contract Value. Advisory Fees may be paid directly by you or, subject to certain restrictions, be paid out of your Contract Value.
Annual Withdrawal Amount or AWA The maximum amount that may be withdrawn from the Contract under the SecurePay rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.
Annuity Date The date as of which the Annuity Value is applied to an Annuity Option.
Annuity Option The payout option under which the Company makes annuity income payments.
Annuity Value The amount we apply to the Annuity Option you have selected. In general, this is equal to the Contract Value minus applicable premium tax.
Benefit Base If you select a SecurePay rider, the Benefit Base is used to determine the amount available to withdraw under the rider.
Benefit Election Date The date you choose to start your SecurePay Withdrawals.
Code The Internal Revenue Code of 1986, as amended.
Contract  The Protective Investors Benefit Advisory Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.
Contract Anniversary The same month and day as the Issue Date in each subsequent year of the Contract.
Contract Value  Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.
Contract Year Any period of 12 months commencing with the Issue Date or any Contract Anniversary.
DCA Dollar cost averaging.
DCA Accounts A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.
Death Benefit The amount we pay to the beneficiary if an Owner dies before the Annuity Date.
Due Proof of Death Receipt at our Administrative Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.
Excess Withdrawals Any portion of a withdrawal that, when aggregated with all prior withdrawals during a Contract Year, exceeds the maximum withdrawal amount permitted under the SecurePay Pro rider.
Financial Intermediary A bank, or an investment adviser registered as such with the SEC or state securities regulatory authorities.
Fixed Account A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.
Fund Any investment portfolio in which a corresponding Sub-Account invests.
Good Order (“good order”) A request or transaction generally is considered in “Good Order” if we receive it in our Administrative Office within the time limits, if any, prescribed in the Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to affect the instruction or transaction.

This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.
Guaranteed Account The Fixed Account, the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.
Investment Option Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.
Issue Date The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.
Monthly Anniversary Date The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.
Owner The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.
Protected Lifetime Income Benefits The optional SecurePay Pro benefit offered with the Contract.
Purchase Payment The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.
Qualified Contracts Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Qualified Plans Retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Rate Sheet Prospectus Supplement A periodic supplement to the Prospectus which sets forth the current fees for the available optional death benefit riders, the current fees for the SecurePay rider, as well as Maximum Withdrawal percentage under the SecurePay rider available when you purchase your Contract. See “PROTECTED LIFETIME INCOME BENEFITS (“THE SECUREPAY PRO RIDER”) — Determining the Amount of Your SecurePay Withdrawals.”
Rider Issue Date The date a Protected Lifetime Income Benefit rider is issued.
RightTime The ability to purchase the Protected Lifetime Income Benefit rider, SecurePay Pro, after your Contract is issued, so long as you satisfy the rider’s issue requirements and the rider is still available for sale.
Sub-Account A separate division of the Variable Account.
Valuation Date Each day on which the New York Stock Exchange is open for business.
Valuation Period The period which begins at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on any Valuation Date and ends at the close of regular trading on the next Valuation Date. A Valuation Period ends earlier if the New York Stock Exchange closes early on certain scheduled days (such as the Friday after Thanksgiving or Christmas Eve) or in case of an emergency.
Variable Account The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.
Written Notice A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term “written notice” in lower case to refer to a notice that we may send to you.

OVERVIEW OF THE VARIABLE ANNUITY CONTRACT
Q: What is this Contract, and what is it designed to do?
A: The Protective Investors Benefit Advisory Variable Annuity Contract is designed to provide long-term accumulation of assets through investments in a variety of Investment Options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers death benefits to protect your beneficiaries. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Funds, and may not be appropriate for you if you do not have a long-term investment horizon.
If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits. If certain requirements are not satisfied, the payment of Advisory Fees from your Contract Value may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59½. See “Advisory Fees Paid From Your Contract Value.”
Q: How do I accumulate assets in this Contract and receive income from the Contract?
A: Your Contract has two phases: 1) an accumulation (savings) phase: and 2) a payout (income) phase.
1.
Accumulation (Savings) Phase

To help you accumulate assets, you can invest your Purchase Payments in:
•
Funds (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and

•
The Fixed Account option, which offers a guaranteed interest rate during a selected period.

Additional information about the Funds in which you can invest is provided in the back of this Summary Prospectus. See APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
2.
Payout (Income) Phase

You can elect to annuitize your Contract and turn your Contract Value into a stream of income payments (sometimes called annuity payments) from the Company, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options you select. Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.
Q: What are the primary features and options that this Contract offers?
A: Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay income taxes, including an additional tax if you are younger than age 59½).
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are generally taxed when: (1) you make a withdrawal or (2) you receive an income payment from the Contract. Your beneficiary is taxed upon payment of a death benefit. For more information, see “Federal Tax Matters”.
Death benefits. Your Contract includes a basic death benefit, the Contract Value Death Benefit, that will pay your beneficiaries the Contract Value as of the date we receive Due Proof of Death, minus applicable fees and charges. You can purchase an optional death benefit for an additional fee. The optional death benefit may increase the amount of money payable to your beneficiaries upon your death.
Optional benefits that occur during your lifetime. For an additional fee, you can purchase a Protected Lifetime Income Benefit rider (the SecurePay Pro rider) to help protect your retirement income from declining markets and/or provide income guarantees to help protect you from outliving your assets, while still maintaining access to your money.
Portfolio rebalancing and dollar cost averaging. At no additional charge, you may select portfolio rebalancing, which automatically rebalances the Sub-Accounts you select to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts. Alternatively, at no additional charge, you may select dollar cost averaging (DCA), which automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you have selected, at set intervals over a specific period of time.

Automatic withdrawals. You may make pre-authorized withdrawals of a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date. There is no charge for the automatic withdrawal program. However, you may have to pay income taxes, including a 10% additional tax if you are younger than age 59½.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?	No. The Contract does not include charges for early withdrawal.
Are There Transaction Charges?
Yes. You may be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Are There Ongoing Fees and Expenses (annual charges)?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the table do not reflect any Advisory Fees paid from Contract Value or other assets of the Owner and if such charges were reflected, the fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base contract (1)	0.31%	0.31%
Investment options (Fund fees and expenses) (2)	0.09%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	See Rate Sheet Prospectus Supplement (3)	See Rate Sheet Prospectus Supplement (4)

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract.
Lowest Annual Cost: See Rate Sheet Prospectus Supplement	Highest Annual Cost: See Rate Sheet Prospectus Supplement
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No sales charge

•
No Advisory Fees

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No sales charge

•
No Advisory Fees

Lowest Annual Cost: See Rate Sheet Prospectus Supplement	Highest Annual Cost: See Rate Sheet Prospectus Supplement
For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, federal and state income taxes may apply.
Withdrawals will reduce your Contract Value and death benefit. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” "ADVISORY FEES PAID FROM YOUR CONTRACT VALUE," and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitutions of Investments” in the Prospectus.

RESTRICTIONS
Are There any Restrictions on Contract Benefits?
Yes. If you select a Protected Lifetime Income Benefit rider:
•
The Investment Options available to you under the Contract will be limited.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

•
Withdrawals from Contract Value that exceed the annual withdrawal amount under the rider may significantly reduce or eliminate the rider benefits.

•
We may stop offering an optional benefit rider at any time.

•
If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits.
If you purchased an optional death benefit, withdrawals may also reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see "PROTECTED LIFETIME INCOME BENEFITS" and “ADVISORY FEES PAID FROM YOUR CONTRACT VALUE” and “DEATH BENEFIT - Selecting A Death Benefit” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?
You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. If you elect to have Advisory Fees paid out of your Contract Value, this deduction may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59 1/2.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Some investment professionals may receive compensation for promoting and selling this Contract to you in the form of marketing allowances, cash, and other compensation. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

BENEFITS AVAILABLE UNDER THE CONTRACT
Q: Are there benefits I can select that will affect how much money that my beneficiaries or I will receive under the Contract, or otherwise will affect my rights under the Contract? What are the features, costs, and any limitations associated with these other benefits?
A: In addition to the Contract Value Death Benefit that is included with your Contract, other optional benefits may also be available to you. The purposes, fees, and restrictions/limitations of these benefits are briefly summarized in the following tables.
Death Benefits
These death benefits are available during the accumulation phase:
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Contract Value Death Benefit	Equal to the Contract Value as of the date we receive Due Proof of Death	Standard	No charge	• If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.
Return of Purchase Payments Death Benefit
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value.)

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date). See the Rate Sheet Prospectus Supplement for the current fee.
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.

•
Withdrawals can reduce the value of the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Value Death Benefit
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value), or

3.
the greatest anniversary value attained prior to the older Owner’s 83rd birthday.

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date). See the Rate Sheet Prospectus Supplement for the current fee.
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Cannot be elected if the oldest Owner is 78 or older.

•
If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.

•
Withdrawals can reduce the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Maximum Quarterly Value Death Benefit
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Quarterly Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value), or

3.
the greatest Quarterly Anniversary value attained prior to the older Owner’s 83rd birthday.

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date). See the Rate Sheet Prospectus Supplement for the current fee.
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Cannot be elected if the oldest Owner is 78 or older.

•
If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.

•
Withdrawals can reduce the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Daily Value Death Benefit
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Daily Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value), or

3.
The greatest Daily Value attained prior to the older Owner’s 83rd birthday.

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date). See the Rate Sheet Prospectus Supplement for the current fee.
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Cannot be elected if the oldest Owner is 78 or older.

•
If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.

•
Withdrawals can reduce the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Optional Living Benefits
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
SecurePay Pro rider	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.	2.00% (1) (if selected at Contract purchase) 2.20% (1) (under RightTime option)	See Rate Sheet Prospectus Supplement.
•
Benefit limits available Investment Options.

•
No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first.

•
Withdrawals will reduce the Benefit Base and available SecurePay withdrawals.

•
Excess Withdrawals may significantly reduce or eliminate value of benefit.

•
Available to Contract Owners age 60 to 85.

•
Advisory Fee deductions will reduce the Contract Value and therefore may limit the potential for increasing the rider’s Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries.

•
Not available for Inherited IRA Contracts.

(1)
Fee is calculated as a percentage of the Benefit Base.

Other Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Portfolio Rebalancing	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.	None	• If you select the SecurePay rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.	None	• If you select the SecurePay rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Automatic Withdrawal Plan (“AWP”)	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.	None
•
If you select the SecurePay rider, the AWP will reduce Benefit Base and available SecurePay withdrawals.

•
Income taxes, including an additional tax if you are younger than age 59 1/2, may apply.

BUYING THE CONTRACT
Q: How do I purchase the Protective Investors Benefit Advisory Contract?
A: You must complete and submit an application, along with your initial Purchase Payment, to Protective Life through a licensed representative of Protective Life. Once we have received and approved your application, we will send you your Contract and a statement confirming your investments.
Q: How much can I contribute and how are my contributions invested?
A: Your Purchase Payment will be invested in the Investment Options that you choose.
	With the SecurePay rider (1)	Without the SecurePay rider
Minimum Initial Purchase Payment	$5,000	$5,000
Minimum Subsequent Purchase Payment	$100 ($50 if made by electronic funds transfer)	$100 ($50 if made by electronic funds transfer)
Maximum Aggregate Purchase Payment (2)	$1,000,000	$1,000,000

(1)
There are limitations on subsequent Purchase Payments if you select the SecurePay Pro rider.

(2)
We can reject any Purchase Payments for any reason. We may also permit you to invest more than the maximum amounts listed above if you obtain our prior approval.

After your initial Purchase Payment, you are not required to make any additional Purchase Payments under your Contract.
Q: When will any Purchase Payments that I make be credited to my Contract?
A: Initial Purchase Payment: Your financial professional must determine that the Contract is suitable for you and transmit your application to us. If your application is complete when received by us and we also received your initial Purchase Payment, we will issue your Contract and allocate your initial Purchase Payment to the Investment Options you direct within 2 business days. If some information is missing from your application, we may delay issuing your

Contract and crediting your Contract while we obtain the missing information. However, we will not hold your initial Purchase Payment for more than 5 business days without your permission. Once the information is complete, we will allocate your initial Purchase Payment to the Investment Options you direct within 2 business days.
Subsequent Purchase Payment: if we receive a subsequent Purchase Payment before the close of the NYSE (typically 3:00 p.m. Central Time), we will apply your Purchase Payment as of the end of that Valuation Date. If we receive your subsequent Purchase Payment at or after the close of the NYSE, your payment will be applied on the next Valuation Date.
MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT
Q: Can I access the money in my Contract during the asset accumulation (savings) phase?
A: You can access the money in your Contract by making a withdrawal, which will reduce the value of your Contract (including the amount of the death benefit). You may withdraw all or a portion of your Contract Value (minus applicable charges and other adjustments, discussed below). However, withdrawing the entire Contract Value will terminate your Contract.
Certain withdrawals may reduce the value of the SecurePay rider you elected. This optional living benefit rider provides withdrawal options.
Q: Are there any limitations associated with taking money out of my Contract during the asset accumulation (savings) phase?
A: Yes. These limitations are as follows:
Limitations on withdrawal amounts
•
At any time before the Annuity Date, you may withdraw the Contract Value provided the Contract Value remaining after the withdrawal is at least $5,000.If you request a withdrawal that would reduce your Contract Value below $5,000, we will (1) confirm the request for partial withdrawal with the Contract Owner, and, (2) if the request is confirmed, will treat the request for partial withdrawal as a request to fully surrender the Contract.

•
If you select the SecurePay rider, special withdrawal rules apply.

Surrender charges and taxes	• Federal and state income taxes may apply, as well as a 10% federal additional tax if the withdrawal occurs before the Owner reaches age 59½.
Negative impact of withdrawal on other benefits and guarantees of your Contract	• Withdrawals reduce your Contract Value and death benefit, and may reduce the value of the the SecurePay rider.
Q: What is the process to request a withdrawal of money from my Contract?
A: You can request to withdraw all or a portion of your Contract Value (that is your Contract Value less any prorated Contract fees) on any business day through your financial intermediary, by calling us, facsimile or mailing a request to: (1) Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (if sent by the U.S. postal service); or (2) to Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (if sent by a nationally recognized overnight delivery service). Generally, for withdrawal or surrender requests received in good order before the close of the New York Stock Exchange (typically 3:00 p.m. Central Time), we will process your request that Valuation Date. If we receive your request in good order at or after the close of the New York Stock Exchange, your request will be processed the next Valuation Date. We will generally pay the amount withdrawn or surrendered within seven days.
Q: Can I access the money in my account during the annuity (income) phase?
A: You will receive payments under the annuity payment option you select. However, unless you select an annuity payment option for a certain period that provides variable income payments, you may not take any other withdrawals.

ADDITIONAL INFORMATION ABOUT FEES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and charges that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. These fees and expenses do not reflect any Advisory Fees paid to Financial Intermediaries from Contract Value or other assets of the Owner for the provision of investment advice. If such charges were reflected, costs would be higher.

TRANSACTION EXPENSES
Transfer Fee (1)	$25

(1)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
Administrative Expenses(1)	$35
Base Contract Expenses (as a percentage of average Variable Account value)(2)	0.30%
Optional Benefit Expenses
	Maximum	Current
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	1.00%	See Rate Sheet Prospectus Supplement
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(4)	1.00%	See Rate Sheet Prospectus Supplement
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(5)	1.00%	See Rate Sheet Prospectus Supplement
Maximum Daily Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(6)	1.00%	See Rate Sheet Prospectus Supplement

Protected Lifetime Income Benefits
SecurePay Rider Fee(7) (as an annualized percentage of the Benefit Base(8) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay Pro rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Pro rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

(4)
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 83rd birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

(5)
The Maximum Quarterly Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest quarterly value of the Contract before the Owner’s 83rd birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

(6)
The Maximum Daily Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the maximum death benefit daily value of the Contract before the Owner’s 83rd birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

(7)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDER” in the Prospectus.

(8)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDER” in the Prospectus.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, can be found in an Appendix to this Summary Prospectus. (See “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”)

ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	3.48%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.09%	3.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including transaction expenses, the Administrative Expenses, Base Contract Expenses, and any optional rider charges, and Annual Fund Expenses.
The examples assume that you invest $100,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year and assumes the most expensive and least expensive combination of Annual Fund Expenses. The examples do not reflect any Advisory Fees paid to Financial Intermediaries from Contract Value or other assets of the Owner, and if such fees were reflected, costs would be higher.
•
The first example assumes that you purchased the SecurePay rider with RightTime at the maximum rider fees.

•
The second example assumes that you have not purchased the SecurePay rider.

•
The examples also assume that the Maximum Daily Value Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees.

•
The examples do not reflect premium taxes, which may range up to 3.5% depending on the jurisdiction.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1.
If you purchased the SecurePay rider under RightTime:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
a.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,737	$17,120	$28,377	$55,948
Minimum Fund Expense	$2,649	$8,129	$13,859	$29,363

b.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,136	$15,383	$25,592	$50,950
Minimum Fund Expense	$2,040	$6,296	$10,800	$23,245

(1)
You may not choose an Annuity Date that is less than 1 year after the Issue Date. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date” section in the Prospectus. Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Date.

2.
If you have not purchased the SecurePay rider:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$3,550	$10,797	$18,241	$37,755
Minimum Fund Expense	$431	$1,347	$2,343	$5,228
Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

(1)
You may not choose an Annuity Date that is less than 1 year after the Issue Date. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date” section in the Prospectus. Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Date.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B - AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B - AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B - AllianceBernstein L.P.(1)	0.85%	10.20%	11.15%	10.30%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B - AllianceBernstein L.P.(1)	1.15%	4.45%	-0.69%	10.99%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4 - Capital Research and Management Company(1)	1.01%	16.96%	5.85%	7.43%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4 - Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4 - Capital Research and Management Company(1)	0.77%	20.16%	8.82%	7.32%	2
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 4 - Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%	1
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 - Capital Research and Management Company(1)	0.91%	24.46%	10.01%	10.74%	3
International Equity	American Funds Insurance Series® EUPAC Fund™ - Class 4 - Capital Research and Management Company(1) (formerly, American Funds Insurance Series® International Fund)	0.97%	26.41%	3.14%	6.73%	4
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4 - Capital Research and Management Company(1)	0.90%	21.34%	7.97%	11.89%	3
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4 - Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4 - Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%	3
International Equity	American Funds Insurance Series® New World Fund® - Class 4 - Capital Research and Management Company(1)	1.07%	27.92%	5.06%	8.98%	4
International Equity	American Funds Insurance Series® SMALLCAP World Fund® - Class 4 - Capital Research and Management Company(1)(formerly, American Funds Insurance Series® Global Small Capitalization Fund)	1.15%	14.33%	0.23%	6.96%	4

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4 - Capital Research and Management Company(1)	0.72%	6.98%	-0.38%	2.11%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 - Capital Research and Management Company(1)	0.75%	7.54%	-0.49%	1.45%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 - Capital Research and Management Company(1)	0.75%	16.90%	13.60%	12.08%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.58%	15.37%	7.05%	8.45%	2
Allocation	BlackRock Global Allocation V.I. Fund - Class III(1)	1.01%	19.42%	5.51%	7.33%	2
International Equity	BlackRock International V.I. Fund - Class I(1)	0.86%	15.53%	2.49%	6.43%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - Franklin Templeton Fund Adviser, LLC	1.06%	8.97%	-0.42%	9.11%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.00%	13.75%	8.45%	9.48%	2
Taxable Bond	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2(1)	1.00%	12.65%	1.47%	4.03%	4
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.77%	8.84%	-0.68%	2.52%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	13.87%	10.90%	10.17%	4
Taxable Bond	Columbia Variable Portfolio - Select Short Corporate Income Fund - Class 2(1) (formerly, Columbia Variable Portfolio - Limited Duration Credit Fund)	0.66%	6.00%	1.90%	2.94%	1
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	6.88%	1.87%	3.99%	2
U.S. Equity	Dimensional VA Equity Allocation Portfolio - Institutional Class(1)	0.31%	19.94%	12.23%	—	3
Taxable Bond	Dimensional VA Global Bond Portfolio - Institutional Class	0.21%	4.35%	1.38%	1.81%	1
Allocation	Dimensional VA Global Moderate Allocation Portfolio - Institutional Class(1)	0.28%	14.68%	8.42%	8.65%	2
International Equity	Dimensional VA International Small Portfolio - Institutional Class	0.39%	36.99%	8.89%	8.68%	4
International Equity	Dimensional VA International Value Portfolio - Institutional Class	0.27%	45.64%	15.85%	10.46%	4
Taxable Bond	Dimensional VA Short-Term Fixed Portfolio - Institutional Class	0.12%	4.33%	2.65%	1.97%	1
U.S. Equity	Dimensional VA U.S. Large Value Portfolio - Institutional Class	0.21%	15.83%	11.97%	10.51%	3
U.S. Equity	Dimensional VA U.S. Targeted Value Portfolio - Institutional Class	0.29%	8.95%	13.60%	11.00%	4
Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.76%	14.72%	5.41%	6.87%	2
Allocation	Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.86%	17.96%	7.37%	8.59%	3

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.66%	14.96%	9.24%	10.84%	2
U.S Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.79%	21.24%	15.08%	15.49%	3
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.85%	10.34%	23.86%	7.69%	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.62%	9.03%	3.00%	4.08%	1
Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2(1)	0.78%	15.51%	6.52%	8.03%	3
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.83%	19.26%	8.93%	10.34%	3
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.81%	21.73%	11.04%	19.64%	4
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	14.63%	13.42%	17.16%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	14.10%	3.92%	—	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.02%	18.36%	5.99%	9.53%	4
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.62%	6.93%	-0.21%	2.45%	1
Sector Equity	Fidelity® VIP Materials Portfolio - Initial Class - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.68%	11.40%	7.08%	7.68%	4
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	11.49%	9.83%	10.31%	3
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.56%	23.36%	16.83%	23.76%	4

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Fidelity® VIP Utilities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.60%	14.11%	12.52%	12.51%	3
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	7.70%	11.87%	10.54%	4
Allocation	First Trust Multi Income Allocation Portfolio - Class I - Energy Income Partners, LLC; Stonebridge Advisors LLC(1)	1.17%	7.71%	6.11%	5.91%	2
Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.18%	5.30%	3.98%	6.68%	2
U.S. Equity	Franklin DynaTech VIP Fund - Class 2	0.88%	18.13%	9.09%	14.08%	4
Allocation	Franklin Income VIP Fund - Class 2	0.72%	12.56%	7.66%	7.30%	2
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2	0.89%	11.80%	9.50%	12.10%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2(1)	0.91%	7.65%	8.86%	9.81%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2	1.09%	2.52%	1.03%	9.89%	4
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	7.32%	-0.81%	1.86%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.98%	7.36%	4.67%	11.58%	4
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.07%	15.82%	10.19%	10.57%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	0.95%	17.58%	12.47%	16.13%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.96%	9.89%	5.91%	5.77%	2
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	8.69%	2.27%	4.91%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	17.14%	15.14%	11.67%	3
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	12.52%	8.68%	8.64%	2
International Equity	Invesco® V.I. Global Fund - Series II	1.06%	15.02%	7.01%	10.72%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II	1.27%	7.61%	1.49%	2.18%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.95%	6.95%	-0.22%	1.34%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	15.30%	12.56%	10.46%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.09%	8.44%	8.07%	10.31%	4
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series II(1)	0.96%	12.37%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series II(1)	0.96%	13.35%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series II(1)	0.96%	7.25%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series II(1)	0.96%	12.63%	—	—	3
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.67%	3.64%	2.80%	1.76%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	14.82%	8.21%	9.86%	2
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.87%	17.86%	11.37%	15.96%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio - Service Shares(1)	0.99%	17.26%	—	—	4
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	24.84%	13.44%	21.18%	4
International Equity	Janus Henderson Overseas Portfolio - Service Shares	0.96%	28.58%	9.17%	8.97%	4

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.98%	8.33%	2.10%	4.72%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.98%	12.34%	13.06%	3
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.29%	11.36%	9.75%	4
U.S. Equity	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	0.93%	17.29%	13.34%	11.12%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.15%	12.94%	3.23%	10.41%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC(1)	0.72%	5.90%	2.25%	2.62%	1
U.S. Equity	MFS® VIT Growth Series - Service Class - Massachusetts Financial Services Company(1)	0.98%	11.90%	10.82%	15.31%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.03%	12.22%	11.26%	13.53%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.13%	20.81%	6.80%	9.60%	3
International Equity	MFS® VIT II International Intrinsic Equity Portfolio - Service Class - Massachusetts Financial Services Company(1) (formerly, MFS® VIT II International Intrinsic Value Portfolio)	1.14%	32.96%	7.02%	9.68%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class - Massachusetts Financial Services Company(1)	0.97%	9.61%	9.74%	13.98%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.15%	21.75%	5.25%	7.27%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class - Massachusetts Financial Services Company(1)	0.83%	5.49%	6.62%	8.82%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.15%	3.30%	1.08%	4.76%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.04%	5.75%	9.90%	9.69%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class - Massachusetts Financial Services Company(1)	1.06%	3.40%	3.03%	11.32%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class - Massachusetts Financial Services Company(1)	1.12%	12.56%	-0.54%	10.46%	4
Allocation	MFS® VIT Total Return Series - Service Class - Massachusetts Financial Services Company(1)	0.86%	10.91%	6.16%	7.36%	3
International Equity	Morgan Stanley VIF Global Strategist Portfolio - Class II(1)	1.00%	17.36%	5.21%	6.75%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	35.38%	3.15%	17.46%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Pacific Investment Management Company LLC - Research Affiliates LLC(1)	2.225%	14.19%	5.49%	6.67%	2
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class - Pacific Investment Management Company LLC(1)	3.29%	18.85%	10.47%	6.43	4
Taxable Bond	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%	2

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class - Pacific Investment Management Company LLC(1)	1.22%	15.07%	5.23%	6.44%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.91%	8.85%	3.87%	5.47%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.02%	10.08%	3.31%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class - Pacific Investment Management Company LLC	2.575%	6.04%	-6.91%	-0.09%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%	2
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio - Janus Henderson Investors US LLC(1)	0.90%	11.17%	3.76%	—	1
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio - Janus Henderson Investors US LLC(1)	0.90%	16.01%	8.77%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio - Janus Henderson Investors US LLC(1)	0.90%	12.70%	5.28%	—	2
Allocation	Putnam VT Core Equity Fund - Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	16.81%	15.96%	15.20%	3
U.S. Equity	Putnam VT George Putnam Balanced Fund - Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%	2
International Equity	Putnam VT International Value Fund - Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Mangement Limited; The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%	4
U.S. Equity	Putnam VT Large Cap Value Fund - Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%	3
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	16.30%	12.22%	16.93%	3
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class	1.00%	18.43%	11.41%	15.25%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio-II Class	1.11%	17.80%	3.86%	8.70%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	14.50%	5.50%	7.84%	2
International Equity	Templeton Emerging Markets VIP Fund - Class 2 (formerly, Templeton Developing Markets VIP Fund)	1.37%	46.27%	5.46%	10.40%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	15.73%	-0.96%	-0.15%	2
Allocation	Vanguard® Variable Insurance Funds - Balanced Portfolio - Wellington Management Company LLP	0.20%	16.46%	9.28%	10.02%	2
Allocation	Vanguard® Variable Insurance Funds - Conservative Allocation Portfolio	0.12%	12.72%	4.22%	6.14%	2
U.S. Equity	Vanguard® Variable Insurance Funds - Diversified Value Portfolio - Aristotle Capital Management, LLC and Harris Associates L.P.	0.28%	16.82%	13.23%	11.75%	3
U.S. Equity	Vanguard® Variable Insurance Funds - Equity Income Portfolio - Wellington Management Company, LLP and The Vanguard Group, Inc.	0.29%	16.79%	12.59%	11.51%	3

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Vanguard® Variable Insurance Funds - Equity Index Portfolio	0.14%	17.70%	14.26%	14.65%	3
Taxable Bond	Vanguard® Variable Insurance Funds - Global Bond Index Portfolio	0.13%	5.69%	-0.41%	—	2
U.S. Equity	Vanguard® Variable Insurance Funds - Growth Portfolio - Wellington Management Company, LLP	0.36%	16.88%	11.36%	15.58%	3
Taxable Bond	Vanguard® Variable Insurance Funds - High Yield Bond Portfolio - Wellington Management Company, LLP and The Vanguard Group, Inc.	0.24%	9.18%	4.05%	5.62%	2
International Equity	Vanguard® Variable Insurance Funds - International Portfolio - Baillie Gifford Overseas Limited and Schroder Investment Management North America Inc.	0.32%	19.96%	0.62%	10.48%	4
U.S. Equity	Vanguard® Variable Insurance Funds - Mid-Cap Index Portfolio	0.17%	11.54%	8.46%	10.77%	3
Allocation	Vanguard® Variable Insurance Funds - Moderate Allocation Portfolio	0.12%	16.18%	6.50%	8.14%	2
Money Market	Vanguard® Variable Insurance Funds - Money Market Portfolio	0.15%	4.18%	3.17%	2.20%	1
U.S. Equity	Vanguard® Variable Insurance Funds - PRIMECAP Portfolio - PRIMECAP Management Company (Note: Prior to May 12, 2026, this fund was named the Vanguard® VIF Capital Growth Portfolio)	0.34%	28.97%	13.97%	14.96%	3
Sector Equity	Vanguard® Variable Insurance Funds - Real Estate Index Portfolio	0.26%	3.11%	4.50%	5.08%	4
Taxable Bond	Vanguard® Variable Insurance Funds - Short-Term Investment-Grade Portfolio	0.14%	6.85%	2.23%	2.80%	1
Taxable Bond	Vanguard® Variable Insurance Funds - Total Bond Market Index Portfolio	0.14%	6.93%	-0.50%	1.90%	1
International Equity	Vanguard® Variable Insurance Funds - Total International Stock Market Index Portfolio	0.09%	32.04%	7.87%	—	4
U.S. Equity	Vanguard® Variable Insurance Funds - Total Stock Market Index Portfolio	0.13%	16.93%	12.97%	14.09%	3

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Pro rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Pro rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted
The following is information for the fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed options, as noted below.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account*	1 Year	1%
DCA Account 1	3 to 6 Months	1%
DCA Account 2	7 to 12 Months	1%
*If you select the SecurePay rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account.

This Summary Prospectus incorporates by reference the Protective Investors Benefit Advisory Variable Annuity Contract’s Prospectus and Statement of Additional Information (SAI), dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000220300